Average Annual Total Returns{- Fidelity® Series Intrinsic Opportunities Fund} - 07.31 Fidelity Series Intrinsic Opportunities Fund Series PRO-06 - Fidelity® Series Intrinsic Opportunities Fund	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default Return Before Taxes Since Inception		Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Intrinsic Opportunities Fund-Default After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Past 5 years	RS003 Since Inception
Total	17.68%	9.17%	13.14%	[1]	16.09%	7.80%	11.83%	[1]	11.19%	7.00%	10.45%	[1]	31.02%	11.24%	14.43%	[1]

[1]	(a) From December 6, 2012